Retirement Plans and Postretirement Costs (Details 1) $ in Thousands	Jul. 01, 2018 USD ($)
Pension and SERP Benefits
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Net actuarial loss	$ 1,272
Total	1,272
Postretirement
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service credit	(336)
Net actuarial loss	329
Total	$ (7)